Employee Benefit Plan, Fair Value and NAV - EBP CLW NR	12 Months Ended
Dec. 31, 2025
EBP, Investment, Fair Value and NAV [Line Items]
EBP, Investment, Fair Value and NAV	Fair Value Measurements
Fair value is defined as the exchange price that would be received for an asset or paid to transfer a liability (an exit price) in the principal or most advantageous market for the asset or liability in an orderly transaction between market participants on the measurement date. The fair value hierarchy requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value.
There are three levels of inputs that may be used to measure fair value:

Level 1	Unadjusted quoted prices in active markets that are accessible at the measurement date for identical unrestricted assets or liabilities.

Level 2	Quoted prices for similar assets or liabilities in active markets; quoted prices for identical or similar assets or liabilities in inactive markets; or valuations based on models where the significant inputs are observable or can be corroborated by observable market data.

Level 3	Valuations based on models where significant inputs are not observable. Unobservable inputs are used when little or no market data is available and reflect the Plan’s own assumptions about the assumptions market participants would use.
The asset’s or liability’s fair value measurement level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. Valuation techniques used need to maximize the use of observable inputs and minimize the use of unobservable inputs.
Below is a description of the valuation methodologies used for assets measured at fair value. There have been no changes in the methodologies used at December 31, 2025 and 2024.

Registered investment company funds - Valued at the daily closing price as reported by the fund. Registered investment company funds held by the Plan are registered with the Securities and Exchange Commission. These funds are required to publish their daily net asset value (NAV) and to transact at that price. The registered investment company funds held by the Plan are deemed to be actively traded.

Common stock - Investments in common stocks are valued at the closing price reported on the active market on which the individual securities are traded.

Common and collective trusts (CCTs) - Investments in CCTs are valued at the NAV of units of a bank collective trust. NAV is a readily determinable fair value and is the basis for current transactions. Participant transactions (purchases and sales) may occur daily. Were the Plan to initiate a full redemption of a CCT, the investment advisor reserves the right to temporarily delay withdrawal from the trust in order to ensure that securities liquidations will be carried out in an orderly business manner.

Interest-bearing cash - Investments in interest-bearing cash and cash equivalents are valued based on cost, which approximates fair value in a non-inflationary economy and is protected by the Federal Deposit Insurance Corporation (FDIC).

Self-directed brokerage accounts - Investments in self-directed brokerage account funds are invested at the direction of the participant and are valued at the closing price reported on the active market on which the individual securities are traded.
The following tables set forth by level, within the fair value hierarchy, the Plan investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment company funds	$22,388,049	$—	$—	$22,388,049
Common stock	1,547,099	—	—	1,547,099
Common and collective trusts	—	190,178,507	—	190,178,507
Interest-bearing cash	33,878	—	—	33,878
Self-directed brokerage accounts	6,111,868	—	—	6,111,868
Total investments at fair value	$30,080,894	$190,178,507	$—	$220,259,401

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment company funds	$24,633,213	$—	$—	$24,633,213
Common stock	2,978,701	—	—	2,978,701
Common and collective trusts	—	187,684,055	—	187,684,055
Interest-bearing cash	79,216	—	—	79,216
Self-directed brokerage accounts	6,590,568	—	—	6,590,568
Total investments at fair value	$34,281,698	$187,684,055	$—	$221,965,753

EBP, Investment, Fair Value and NAV
The following tables set forth by level, within the fair value hierarchy, the Plan investments at fair value:

	December 31, 2025
	Level 1	Level 2	Level 3	Total
Registered investment company funds	$22,388,049	$—	$—	$22,388,049
Common stock	1,547,099	—	—	1,547,099
Common and collective trusts	—	190,178,507	—	190,178,507
Interest-bearing cash	33,878	—	—	33,878
Self-directed brokerage accounts	6,111,868	—	—	6,111,868
Total investments at fair value	$30,080,894	$190,178,507	$—	$220,259,401

	December 31, 2024
	Level 1	Level 2	Level 3	Total
Registered investment company funds	$24,633,213	$—	$—	$24,633,213
Common stock	2,978,701	—	—	2,978,701
Common and collective trusts	—	187,684,055	—	187,684,055
Interest-bearing cash	79,216	—	—	79,216
Self-directed brokerage accounts	6,590,568	—	—	6,590,568
Total investments at fair value	$34,281,698	$187,684,055	$—	$221,965,753